Options Grant (Details)	6 Months Ended
Jun. 30, 2024 ILS (₪) ₪ / shares
Options Grant [Line Items]
Options of exercisable shares	107,000
Exercise price	₪ 0.837
Grant estimated amount | ₪	₪ 89
Share Options [Member]
Options Grant [Line Items]
Par value per share	₪ 0.01
Ordinary Share [Member]
Options Grant [Line Items]
Options of exercisable shares	1